LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–91.40%
Aerospace & Defense–1.41%
BAE Systems	878,621	$ 5,522,803
Lockheed Martin	27,051	8,119,628
Northrop Grumman	16,153	4,354,849
		17,997,280
Automobiles–1.02%
Ford Motor	811,669	7,126,454
General Motors	101,346	3,759,936
Harley-Davidson	61,085	2,178,291
		13,064,681
Banks–11.04%
Bank of America	962,457	26,554,189
Bank of Hawaii	16,219	1,279,192
BB&T	63,939	2,975,082
Citigroup	468,114	29,126,053
FNB	128,923	1,366,584
Huntington Bancshares	281,956	3,575,202
JPMorgan Chase & Co.	313,497	31,735,301
KeyCorp	231,650	3,648,487
PacWest Bancorp	47,790	1,797,382
People's United Financial	148,654	2,443,872
Trustmark	26,271	883,494
United Bankshares	40,510	1,468,082
Valley National Bancorp	129,008	1,235,897
Wells Fargo & Co.	675,668	32,648,278
		140,737,095
Beverages–2.08%
Coca-Cola	79,035	3,703,580
Constellation Brands Class A	32,960	5,778,877
Diageo	176,948	7,241,073
PepsiCo	80,170	9,824,833
		26,548,363
Building Products–0.91%
Johnson Controls International	219,998	8,126,726
Masco	87,760	3,449,846
		11,576,572
Capital Markets–3.22%
Charles Schwab	80,518	3,442,950
Federated Investors Class B	36,738	1,076,791
Goldman Sachs Group	42,786	8,214,484
Invesco	159,789	3,085,526
Janus Henderson Group	65,558	1,637,639
Lazard Class A	51,361	1,856,186
Morgan Stanley	280,762	11,848,156
State Street	151,383	9,962,515
		41,124,247
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.97%
CF Industries Holdings	70,171	$ 2,868,591
DowDuPont	267,952	14,284,521
Huntsman	84,605	1,902,766
LyondellBasell Industries Class A	53,340	4,484,827
Olin	68,422	1,583,285
		25,123,990
Communications Equipment–0.66%
Motorola Solutions	59,768	8,392,623
		8,392,623
Construction Materials–0.45%
CRH	185,677	5,753,114
		5,753,114
Containers & Packaging–1.26%
International Paper	143,956	6,660,844
Packaging Corp. of America	33,973	3,376,237
Sonoco Products	38,241	2,352,969
WestRock	96,518	3,701,465
		16,091,515
Distributors–0.23%
Genuine Parts	26,476	2,966,106
		2,966,106
Diversified Consumer Services–0.15%
H&R Block	81,394	1,948,572
		1,948,572
Diversified Financial Services–0.59%
AXA Equitable Holdings	374,272	7,537,838
		7,537,838
Diversified Telecommunication Services–4.66%
AT&T	223,843	7,019,717
BCE (New York Shares)	53,614	2,379,925
CenturyLink	418,681	5,019,985
Verizon Communications	761,884	45,050,201
		59,469,828
Electric Utilities–5.11%
Alliant Energy	68,474	3,227,180
American Electric Power	41,370	3,464,737
Edison International	67,457	4,176,937
Entergy	43,110	4,122,609
Eversource Energy	45,177	3,205,308
Exelon	62,722	3,144,254
FirstEnergy	425,383	17,700,187
IDACORP	19,387	1,929,782
NextEra Energy	48,186	9,315,318
OGE Energy	78,096	3,367,500
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Pinnacle West Capital	34,531	$ 3,300,473
PPL	161,339	5,120,900
Xcel Energy	54,563	3,066,986
		65,142,171
Electrical Equipment–0.52%
Eaton	44,769	3,606,591
Emerson Electric	43,243	2,960,848
		6,567,439
Energy Equipment & Services–0.55%
Baker Hughes	170,705	4,731,942
Helmerich & Payne	42,096	2,338,854
		7,070,796
Entertainment–0.12%
Cinemark Holdings	39,549	1,581,564
		1,581,564
Food Products–2.44%
Conagra Brands	181,720	5,040,913
General Mills	90,435	4,680,011
Kellogg	83,868	4,812,346
Mondelez International Class A	78,997	3,943,530
Nestle	131,911	12,577,768
		31,054,568
Gas Utilities–0.13%
New Jersey Resources	33,919	1,688,827
		1,688,827
Health Care Equipment & Supplies–3.04%
Koninklijke Philips	490,200	20,028,372
Medtronic	205,445	18,711,931
		38,740,303
Health Care Providers & Services–3.85%
Anthem	58,299	16,730,647
CVS Health	160,395	8,650,102
Humana	36,715	9,766,190
McKesson	51,758	6,058,792
Quest Diagnostics	37,490	3,371,101
UnitedHealth Group	18,169	4,492,467
		49,069,299
Hotels, Restaurants & Leisure–0.45%
Darden Restaurants	24,867	3,020,594
McDonald's	14,114	2,680,249
		5,700,843
Household Durables–0.91%
Garmin	30,782	2,658,026
Leggett & Platt	50,736	2,142,074
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Newell Brands	446,109	$ 6,843,312
		11,643,412
Household Products–0.88%
Kimberly-Clark	30,911	3,829,873
Procter & Gamble	70,489	7,334,380
		11,164,253
Industrial Conglomerates–1.56%
3M	27,122	5,635,409
General Electric	476,963	4,764,861
Honeywell International	19,462	3,092,901
Siemens	59,267	6,373,720
		19,866,891
Insurance–6.70%
American International Group	374,090	16,108,315
Arthur J. Gallagher & Co.	117,056	9,142,074
Cincinnati Financial	30,985	2,661,612
Marsh & McLennan	97,699	9,173,936
MetLife	408,239	17,378,734
Old Republic International	111,372	2,329,902
Principal Financial Group	81,980	4,114,576
Prudential Financial	44,481	4,086,914
Travelers	77,572	10,639,776
Willis Towers Watson	55,840	9,808,296
		85,444,135
IT Services–1.68%
Cognizant Technology Solutions Class A	186,483	13,510,693
International Business Machines	33,785	4,767,064
Western Union	168,317	3,108,815
		21,386,572
Leisure Products–0.16%
†Mattel	161,012	2,093,156
		2,093,156
Machinery–0.43%
Caterpillar	18,910	2,562,116
Pentair	65,725	2,925,420
		5,487,536
Media–1.51%
Comcast Class A	382,992	15,312,020
Interpublic Group	149,473	3,140,428
Meredith	15,499	856,475
		19,308,923
Multiline Retail–1.59%
Dollar General	83,690	9,984,217

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
Kohl's	52,527	$ 3,612,282
Macy's	122,339	2,939,806
Target	46,650	3,744,129
		20,280,434
Multi-Utilities–2.96%
Avista	25,573	1,038,775
Black Hills	20,507	1,518,953
CenterPoint Energy	129,034	3,961,344
CMS Energy	52,987	2,942,898
Dominion Energy	66,494	5,097,430
DTE Energy	25,446	3,174,134
NiSource	111,500	3,195,590
NorthWestern	19,231	1,354,055
Public Service Enterprise Group	147,386	8,756,202
Sempra Energy	27,038	3,403,003
WEC Energy Group	41,162	3,255,091
		37,697,475
Oil, Gas & Consumable Fuels–8.29%
Anadarko Petroleum	174,591	7,940,399
BP	3,281,023	23,825,061
Chevron	32,801	4,040,427
Exxon Mobil	53,288	4,305,670
HollyFrontier	51,895	2,556,867
Marathon Oil	179,240	2,995,100
Marathon Petroleum	204,590	12,244,711
Occidental Petroleum	72,535	4,801,817
ONEOK	189,228	13,215,683
Suncor Energy (New York Shares)	211,923	6,872,663
TOTAL ADR	64,500	3,589,425
Valero Energy	55,231	4,685,246
Williams	510,394	14,658,516
		105,731,585
Paper & Forest Products–0.10%
Domtar	24,367	1,209,822
		1,209,822
Personal Products–0.55%
Nu Skin Enterprises Class A	22,221	1,063,497
Unilever (New York Shares)	101,739	5,930,366
		6,993,863
Pharmaceuticals–5.82%
AstraZeneca	204,232	16,302,081
Bayer	88,330	5,687,737
Merck & Co.	34,112	2,837,095
Novartis ADR	117,912	11,336,060
Novo Nordisk ADR	105,510	5,519,228
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer	765,489	$ 32,510,318
		74,192,519
Road & Rail–0.34%
Union Pacific	26,214	4,382,981
		4,382,981
Semiconductors & Semiconductor Equipment–2.29%
Intel	45,737	2,456,077
Marvell Technology Group	274,380	5,457,418
QUALCOMM	271,809	15,501,267
Taiwan Semiconductor Manufacturing ADR	142,285	5,827,994
		29,242,756
Software–4.17%
Constellation Software	5,590	4,737,288
Microsoft	190,325	22,446,931
Oracle	484,279	26,010,625
		53,194,844
Specialty Retail–0.88%
Gap	78,761	2,061,963
L Brands	86,718	2,391,682
Lowe's	61,593	6,742,586
		11,196,231
Technology Hardware, Storage & Peripherals–2.38%
Apple	35,045	6,656,798
Samsung Electronics GDR	15,035	14,779,040
Seagate Technology	101,145	4,843,834
Western Digital	84,111	4,042,375
		30,322,047
Thrifts & Mortgage Finance–0.17%
New York Community Bancorp	191,187	2,212,034
		2,212,034
Tobacco–2.03%
Altria Group	357,181	20,512,905
Philip Morris International	61,354	5,423,080
		25,935,985
Trading Companies & Distributors–0.14%
Watsco	12,410	1,777,236
		1,777,236
Total Common Stock (Cost $981,090,454)		1,165,712,324

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MASTER LIMITED PARTNERSHIP–1.24%
Enterprise Products Partners	546,692	$ 15,908,737
Total Master Limited Partnership (Cost $15,272,007)		15,908,737

MONEY MARKET FUND–7.12%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	90,763,465	90,763,465
Total Money Market Fund (Cost $90,763,465)		90,763,465
TOTAL INVESTMENTS–99.76% (Cost $1,087,125,926)	$1,272,384,526
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	3,044,450
NET ASSETS APPLICABLE TO 64,773,283 SHARES OUTSTANDING–100.00%	$1,275,428,976

† Non-income producing.

The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
7	British Pound	$571,200	$580,530	6/17/19	$—	$(9,330)
7	Euro	987,744	995,211	6/17/19	—	(7,467)
6	Japanese Yen	680,887	682,665	6/17/19	—	(1,778)
					—	(18,575)
Equity Contracts:
9	Dow Jones U.S. Real Estate Index	309,150	302,314	6/21/19	6,836	—
9	E-mini Russell 2000 Index	694,710	689,374	6/21/19	5,336	—
131	E-mini S&P 500 Index	18,587,590	18,521,888	6/21/19	65,702	—
18	E-mini S&P MidCap 400 Index	3,421,800	3,400,188	6/21/19	21,612	—
28	Euro STOXX 50 Index	1,027,703	1,017,873	6/21/19	9,830	—
6	FTSE 100 Index	563,557	558,050	6/21/19	5,507	—
3	Nikkei 225 Index (OSE)	574,122	576,304	6/13/19	—	(2,182)
					114,823	(2,182)
Total Futures Contracts					$114,823	$(20,757)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
IT–Information Technology
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$12,474,477	$5,522,803	$—	$17,997,280
Automobiles	13,064,681	—	—	13,064,681
Banks	140,737,095	—	—	140,737,095
Beverages	19,307,290	7,241,073	—	26,548,363
Building Products	11,576,572	—	—	11,576,572
Capital Markets	41,124,247	—	—	41,124,247
Chemicals	10,839,469	14,284,521	—	25,123,990
Communications Equipment	8,392,623	—	—	8,392,623
Construction Materials	—	5,753,114	—	5,753,114
Containers & Packaging	16,091,515	—	—	16,091,515
Distributors	2,966,106	—	—	2,966,106
Diversified Consumer Services	1,948,572	—	—	1,948,572
LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Diversified Financial Services	$7,537,838	$—	$—	$7,537,838
Diversified Telecommunication Services	59,469,828	—	—	59,469,828
Electric Utilities	65,142,171	—	—	65,142,171
Electrical Equipment	6,567,439	—	—	6,567,439
Energy Equipment & Services	7,070,796	—	—	7,070,796
Entertainment	1,581,564	—	—	1,581,564
Food Products	18,476,800	12,577,768	—	31,054,568
Gas Utilities	1,688,827	—	—	1,688,827
Health Care Equipment & Supplies	18,711,931	20,028,372	—	38,740,303
Health Care Providers & Services	49,069,299	—	—	49,069,299
Hotels, Restaurants & Leisure	5,700,843	—	—	5,700,843
Household Durables	11,643,412	—	—	11,643,412
Household Products	11,164,253	—	—	11,164,253
Industrial Conglomerates	13,493,171	6,373,720	—	19,866,891
Insurance	85,444,135	—	—	85,444,135
IT Services	21,386,572	—	—	21,386,572
Leisure Products	2,093,156	—	—	2,093,156
Machinery	5,487,536	—	—	5,487,536
Media	19,308,923	—	—	19,308,923
Multiline Retail	20,280,434	—	—	20,280,434
Multi-Utilities	37,697,475	—	—	37,697,475
Oil, Gas & Consumable Fuels	81,906,524	23,825,061	—	105,731,585
Paper & Forest Products	1,209,822	—	—	1,209,822
Personal Products	6,993,863	—	—	6,993,863
Pharmaceuticals	52,202,701	21,989,818	—	74,192,519
Road & Rail	4,382,981	—	—	4,382,981
Semiconductors & Semiconductor Equipment	29,242,756	—	—	29,242,756
Software	53,194,844	—	—	53,194,844
Specialty Retail	11,196,231	—	—	11,196,231
Technology Hardware, Storage & Peripherals	15,543,007	14,779,040	—	30,322,047
Thrifts & Mortgage Finance	2,212,034	—	—	2,212,034
Tobacco	25,935,985	—	—	25,935,985
Trading Companies & Distributors	1,777,236	—	—	1,777,236
Master Limited Partnership	15,908,737	—	—	15,908,737
Money Market Fund	90,763,465	—	—	90,763,465
Total Investments	$1,140,009,236	$132,375,290	$—	$1,272,384,526
Derivatives:

Assets:
Futures Contracts	$114,823	$—	$—	$114,823
Liabilities:
Futures Contracts	$(20,757)	$—	$—	$(20,757)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–7